Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2017 and Dec. 31, 2016.

Loans	Dec. 31,
(in millions)	2017	2016
Domestic:
Commercial	$2,744	$2,286
Commercial real estate	4,900	4,639
Financial institutions	5,568	6,342
Lease financings	772	989
Wealth management loans and mortgages	16,420	15,555
Other residential mortgages	708	854
Overdrafts	963	1,055
Other	1,131	1,202
Margin loans	15,689	17,503
Total domestic	48,895	50,425
Foreign:
Commercial	167	331
Commercial real estate	—	15
Financial institutions	7,483	8,347
Lease financings	527	736
Wealth management loans and mortgages	108	99
Other (primarily overdrafts)	4,264	4,418
Margin loans	96	87
Total foreign	12,645	14,033
Total loans (a)	$61,540	$64,458

(a)	Net of unearned income of $394 million at Dec. 31, 2017 and $527 million at Dec. 31, 2016 primarily related to domestic and foreign lease financings.

Summary of Transactions in the Allowance for Credit Losses
Transactions in the allowance for credit losses are summarized as follows.

Allowance for credit losses activity for the year ended Dec. 31, 2017					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All other		Foreign	Total
Beginning balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	5	—		—	5
Net recoveries	—	—	—	—	—	4	—		—	4
Provision	(5)	3	(3)	(5)	(1)	(12)	—		(1)	(24)
Ending balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Allowance for:
Loan losses	$24	$58	$7	$8	$18	$20	$—		$24	$159
Lending-related commitments	53	18	16	—	4	—	—		11	102
Individually evaluated for impairment:
Loan balance	$—	$—	$1	$—	$5	$—	$—		$—	$6
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$2,744	$4,900	$5,567	$772	$16,415	$708	$17,783	(a)	$12,645	$61,534
Allowance for loan losses	24	58	7	8	17	20	—		24	158

(a)	Includes $963 million of domestic overdrafts, $15,689 million of margin loans and $1,131 million of other loans at Dec. 31, 2017.

Allowance for credit losses activity for the year ended Dec. 31, 2016					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All other		Foreign	Total
Beginning balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Charge-offs	—	—	—	—	—	(2)	—		—	(2)
Recoveries	—	—	13	—	—	5	—		1	19
Net recoveries	—	—	13	—	—	3	—		1	17
Provision	—	14	(18)	(2)	4	(9)	—		—	(11)
Ending balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Allowance for:
Loan losses	$25	$52	$8	$13	$19	$28	$—		$24	$169
Lending-related commitments	57	21	18	—	4	—	—		12	112
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$4	$5	$—	$—		$—	$9
Allowance for loan losses	—	—	—	2	3	—	—		—	5
Collectively evaluated for impairment:
Loan balance	$2,286	$4,639	$6,342	$985	$15,550	$854	$19,760	(a)	$14,033	$64,449
Allowance for loan losses	25	52	8	11	16	28	—		24	164

(a)	Includes $1,055 million of domestic overdrafts, $17,503 million of margin loans and $1,202 million of other loans at Dec. 31, 2016.

Allowance for credit losses activity for the year ended Dec. 31, 2015					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Charge-offs	—	—	(170)	—	—	(2)	—		—	(172)
Recoveries	—	—	1	—	—	6	—		—	7
Net (charge-offs) recoveries	—	—	(169)	—	—	4	—		—	(165)
Provision	22	9	169	(17)	(3)	(11)	—		(9)	160
Ending balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Allowance for:
Loan losses	$24	$37	$9	$15	$15	$34	$—		$23	$157
Lending-related commitments	58	22	22	—	4	—	—		12	118
Individually evaluated for impairment:
Loan balance	$—	$1	$171	$—	$8	$—	$—		$—	$180
Allowance for loan losses	—	1	—	—	1	—	—		—	2
Collectively evaluated for impairment:
Loan balance	$2,115	$3,496	$6,469	$1,007	$13,239	$1,035	$21,388	(a)	$14,352	$63,101
Allowance for loan losses	24	36	9	15	14	34	—		23	155

(a)	Includes $911 million of domestic overdrafts, $19,340 million of margin loans and $1,137 million of other loans at Dec. 31, 2015.

Distribution of Nonperforming Assets
The table below presents our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31,
	2017	2016
Nonperforming loans:
Other residential mortgages	$78	$91
Wealth management loans and mortgages	7	8
Commercial real estate	1	—
Lease financings	—	4
Total nonperforming loans	86	103
Other assets owned	4	4
Total nonperforming assets	$90	$107

Schedule of Lost Interest Income
The table below presents the amount of lost interest income.

Lost interest
(in millions)	2017	2016	2015
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$—	$—
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$5	$6	$6
Foreign	—	—	—

Information about Impaired Loans
The tables below present information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2017		2016		2015
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial real estate	$—	$—	$1	$—	$1	$—
Financial institutions	1	—	—	—	—	—
Wealth management loans and mortgages	2	—	5	—	6	—
Lease financings	1	—	3	—	—	—
Total impaired loans with an allowance	4	—	9	—	7	—
Impaired loans without an allowance:
Commercial real estate	—	—	1	—	—	—
Financial institutions	—	—	102	—	—	—
Wealth management loans and mortgages	3	—	2	—	2	—
Total impaired loans without an allowance (a)	3	—	105	—	2	—
Total impaired loans	$7	$—	$114	$—	$9	$—

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2017			Dec. 31, 2016
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial real estate	$—	$3	$—	$—	$3	$—
Financial institutions	1	1	—	—	—	—
Wealth management loans and mortgages	1	1	1	3	3	3
Lease financings	—	—	—	4	4	2
Total impaired loans with an allowance	2	5	1	7	10	5
Impaired loans without an allowance:
Wealth management loans and mortgages	4	4	N/A	2	2	N/A
Total impaired loans without an allowance (b)	4	4	N/A	2	2	N/A
Total impaired loans (c)	$6	$9	$1	$9	$12	$5

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of less than $1 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2017 and Dec. 31, 2016, respectively. The allowance for loan losses associated with these loans totaled less than $1 million at both Dec. 31, 2017 and Dec. 31, 2016, respectively.

Information about Past Due Loans
The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2017				Dec. 31, 2016
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Commercial real estate	$44	$—	$—	$44	$78	$—	$—	$78
Wealth management loans and mortgages	39	5	—	44	21	2	—	23
Other residential mortgages	18	5	5	28	20	6	7	33
Financial institutions	1	—	—	1	1	27	—	28
Total past due loans	$102	$10	$5	$117	$120	$35	$7	$162

Troubled Debt Restructurings
The following table presents our TDRs.

TDRs	2017			2016
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	50	$13	$14	70	$14	$16
Wealth management loans and mortgages	2	6	6	2	—	—
Total TDRs	52	$19	$20	72	$14	$16

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category
The following tables present information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category	Commercial		Commercial real estate		Financial institutions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
(in millions)
Investment grade	$2,685	$2,397	$4,277	$3,823	$10,021	$11,459
Non-investment grade	226	220	623	831	3,030	3,230
Total	$2,911	$2,617	$4,900	$4,654	$13,051	$14,689

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade
Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2017	Dec. 31, 2016
Wealth management loans:
Investment grade	$7,042	$7,127
Non-investment grade	185	260
Wealth management mortgages	9,301	8,267
Total	$16,528	$15,654